Accounting for derivative instruments and hedging activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	$ (1,383)	$ 255	$ 255	$ (859)	$ (3,136)
Change in fair value of cash flow hedges	245	272	(1,638)	1,114	2,277
Realized from OCI during the period	(230)	449	1,009	1,474	4,827
Accumulated OCI balance at end of period	(1,138)	527	(1,383)	255	(859)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			706
Tax effect of gains (losses) expected to be realized from OCI in the next 12 months			471
Loss on discontinuation of swap contracts	(1,138)	527	(1,383)	255	(859)
Amortization of remaining loss on discontinuation of swap contracts	(230)	449	1,009	1,474	4,827
Interest rate swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	(1,704)	(427)	(427)	(538)	(501)
Change in fair value of cash flow hedges	15	721	(2,647)	(360)	(565)
Realized from OCI during the period	(287)	360	1,370	471	528
Accumulated OCI balance at end of period	(1,402)	(66)	(1,704)	(427)	(538)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			936
Loss on discontinuation of swap contracts	(1,402)	(66)	(1,704)	(427)	(538)
Amortization of remaining loss on discontinuation of swap contracts	(287)	360	1,370	471	528
Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	321	682	682	(321)	(2,635)
Change in fair value of cash flow hedges					(1,985)
Realized from OCI during the period	57	89	(361)	1,003	4,299
Accumulated OCI balance at end of period	264	593	321	682	(321)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			(230)
Loss on discontinuation of swap contracts	264	593	321	682	(321)
Amortization of remaining loss on discontinuation of swap contracts	57	89	(361)	1,003	4,299
Discontinued cash flow hedge | Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period						(5,100)
Realized from OCI during the period	100	100	(600)	1,700	7,200
Accumulated OCI balance at end of period						(5,100)
Loss on discontinuation of swap contracts						(5,100)
Amortization of remaining loss on discontinuation of swap contracts	$ 100	$ 100	$ (600)	$ 1,700	$ 7,200